Properties, Plants and Equipment - Properties, Plants and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 149,209		$ 143,225
Accumulated depreciation, depletion and amortization	65,029		60,671
Property, plant and equipment, net	84,180	[1]	82,554	[1]
E&P [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	124,111		116,805
Accumulated depreciation, depletion and amortization	55,565		50,501
Property, plant and equipment, net	68,546		66,304
Midstream [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	135		128
Accumulated depreciation, depletion and amortization	86		80
Property, plant and equipment, net	49		48
R&M [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	22,096		23,579
Accumulated depreciation, depletion and amortization	8,128		8,999
Property, plant and equipment, net	13,968		14,580
Emerging Businesses [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,023		981
Accumulated depreciation, depletion and amortization	220		161
Property, plant and equipment, net	803		820
Corporate and Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,844		1,732
Accumulated depreciation, depletion and amortization	1,030		930
Property, plant and equipment, net	$ 814		$ 802

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.